Income Taxes - Provision for income taxes charged to operations (Details) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 12, 2018	Dec. 31, 2017	Dec. 31, 2016
Provision for income taxes charged to operations
Current tax expense	$ 2
Provision (benefit) for income taxes	$ 2
Predecessor
Provision for income taxes charged to operations
Current tax expense		$ 39	$ (12)	$ 1,419
Deferred tax expense			(9,609)	14,773
Provision (benefit) for income taxes		$ 39	$ (9,621)	$ 16,192